Note 19 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
2018	FirstService Residential	FirstService Brands	Corporate	Consolidated

Revenues	$1,254,840	$676,633	$-	$1,931,473
Depreciation and amortization	23,045	29,686	41	52,772
Operating earnings (loss)	89,043	54,988	(16,463)	127,568
Other income, net				254
Interest expense, net				(12,620)
Income taxes				(24,922)

Net earnings				$90,280

Total assets	$474,837	$525,850	$6,787	$1,007,474
Total additions to long lived assets	31,548	90,592	-	122,140
2017	FirstService Residential	FirstService Brands	Corporate	Consolidated

Revenues	$1,174,332	$554,699	$-	$1,729,031
Depreciation and amortization	21,794	20,244	11	42,049
Goodwill impairment charge	-	6,150	-	6,150
Operating earnings (loss)	77,569	43,990	(16,597)	104,962
Other expense, net				1,520
Interest expense, net				(9,867)
Income taxes				(21,568)

Net earnings				$75,047

Total assets	$403,408	$436,445	$8,413	$848,266
Total additions to long lived assets	47,227	53,689	-	100,916

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	2018	2017

United States
Revenues	$1,822,688	$1,632,019
Total long-lived assets	539,645	470,287

Canada
Revenues	$108,785	$97,012
Total long-lived assets	42,410	40,901

Consolidated
Revenues	$1,931,473	$1,729,031
Total long-lived assets	582,055	511,188